Note 10 - Equity Incentive Plans - Summary of Stock Option Transactions (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Shares available for grant, balance (in shares)	10,875,110	19,650,124	19,650,124	5,685,806
Number of options outstanding, beginning balance (in shares)	25,407,299	20,405,239	20,405,239	17,938,726
Weighted average exercise price, balance (in dollars per share)	$ 1.96	$ 2.49	$ 2.49	$ 2.9
Shares available for grant, granted (in shares)	(7,990,020)		(12,969,746)	(7,258,980)
Number of options outstanding, granted (in shares)	5,280,640		8,281,792	5,309,437
Weighted average exercise price, granted (in dollars per share)	$ 0.68		$ 0.53	$ 1.12
Number of options outstanding, exercised (in shares)	0	(3,625)	(3,625)	(38,030)
Weighted average exercise price, exercised (in dollars per share)	$ 0		$ 0.78	$ 0.78
Shares available for grant, forfeited (in shares)	743,521		2,781,683	1,944,001
Number of options outstanding, forfeited (in shares)	(418,889)		(1,851,977)	(1,483,826)
Weighted average exercise price, forfeited (in dollars per share)	$ 0.88		$ 0.94	$ 2.29
Shares available for grant, canceled (in shares)	2,491,495		1,413,049	1,279,297
Number of options outstanding, canceled (in shares)	(2,501,431)		(1,424,130)	(1,321,068)
Weighted average exercise price, canceled (in dollars per share)	$ 3.19		$ 2.47	$ 2.87
Shares available for grant, balance (in shares)	6,120,106		10,875,110	19,650,124
Number of options outstanding, balance (in shares)	27,767,619		25,407,299	20,405,239
Weighted average exercise price, balance (in dollars per share)	$ 1.62		$ 1.96	$ 2.49
The 2024 Inducement Award Plan [Member]
Authorized (in shares)				3,000,000
The 2019 Plan [Member]
Authorized (in shares)				15,000,000
Restricted Stock Units (RSUs) [Member]
Number of RSUs outstanding (in shares)	5,733,306	3,016,481	3,016,481	2,126,373
Balance, Weighted average grant date fair value (in dollars per share)	$ 0.7	$ 1.19	$ 1.19	$ 1.37
Number of RSUs outstanding, granted (in shares)	2,709,380		4,687,954	1,949,543
Granted, Weighted average grant date fair value (in dollars per share)	$ 0.68		$ 0.51	$ 1.13
Number of RSUs outstanding, release (in shares)	(1,426,449)			(599,260)
Released, Weighted average grant date fair value (in dollars per share)	$ 0.77			$ 1.48
Number of RSUs outstanding, forfeite (in shares)	(324,632)		(929,706)	(460,175)
Forfeited, Weighted average grant date fair value (in dollars per share)	$ 0.93		$ 0.83	$ 1.41
Number of RSUs outstanding (in shares)	6,691,605		5,733,306	3,016,481
Balance, Weighted average grant date fair value (in dollars per share)	$ 0.67		$ 0.7	$ 1.19